Subsequent Events	12 Months Ended
Apr. 30, 2023
Disclosure of non-adjusting events after reporting period [abstract]
Disclosure of events after reporting period [text block]

17. Subsequent Events

Other than as disclosed elsewhere in these consolidated financial statements, the following material events occurred subsequent to April 30, 2023:

In May 2023, the Company entered into a five year agreement to lease a portion of an office premises for an annual lease payment of $87. The lease will commence on August 1, 2023 and expire on November 29, 2028.

On May 29, 2023, the Company purchased 1,100,000 additional shares in QRC in the open market at a price of $0.70 per share.